Share-Based Compensation - Assumptions used to Determine Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate			2.86%
Risk-free interest rate, minimum	3.62%	3.06%
Risk-free interest rate, maximum	3.92%	3.89%
Expected volatility, minimum	45.51%	47.02%	50.14%
Expected volatility, maximum	46.99%	49.44%	50.15%
Expected life of option (years)	10 years	10 years	10 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share	$ 1.61	$ 0.76
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value per ordinary share	$ 3.30	$ 1.59	$ 0.51